united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21237

Unified Series Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Address of principal executive offices)

(Zip code)

Zachary P. Richmond

Ultimus Fund Solutions, LLC

225 Pictoria Drive. Suite 450

Cincinnati, OH 45246

(Name and address of agent for service)

Registrant's telephone number, including area code: 513-587-3400

Date of fiscal year end: 3/31

Date of reporting period: 09/30/21

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)

Absolute Core Strategy ETF (ABEQ)
NYSE Arca, Inc.

Semi-Annual Report September 30, 2021

Absolute Investment Advisers LLC 4 North Street, Suite 2 Hingham, MA 02043

Telephone: 1-833-CORE ETF (267-3383)

Investment Results (Unaudited)

Average Annual Total Returns(a)

(for the periods ended September 30, 2021)

			Since Inception
	Six Months	One Year	January 21, 2020
Absolute Core Strategy ETF — NAV	2.45%	15.65%	4.73%
Absolute Core Strategy ETF — Market	2.61%	15.67%	4.84%
S&P 500 Total Return Index(b)	9.18%	30.00%	18.57%

			Expense Ratios(c)
Gross			1.51%
With Applicable Waivers			0.85%

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Absolute Core Strategy ETF (the “Fund”) distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling (833) 267-3383.

(a)	Return figures reflect any change in price per share and assume the reinvestment of all distributions. The Fund’s returns reflect any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would have been lower. Total returns for periods less than one year are not annualized.

(b)	The S&P 500 Total Return Index (“Index”) is a widely recognized unmanaged index of equity securities and is representative of a broader domestic equity market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the Index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

(c)	The expense ratios are from the Fund’s prospectus dated July 29, 2021. Absolute Investment Advisers, LLC (the “Adviser”) contractually has agreed to waive its management fee and/or reimburse expenses so that total annual Fund operating expenses, excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any amounts payable pursuant to a distribution or service plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940; any administrative and/or shareholder servicing fees payable pursuant to a plan adopted by the Board of Trustees; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund’s business, do not exceed 0.85% through July 31, 2024. This expense cap may not be terminated prior to this date except by the Board of Trustees. Each waiver/expense payment by the adviser is subject to recoupment by the adviser from the Fund in the three years following the date the particular waiver/expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the waiver/expense payment and any expense limitation in effect at the time of the recoupment. Additional information pertaining to the Fund’s expense ratios as of September 30, 2021 can be found in the financial highlights.

You should consider the Fund’s investment objectives, risks, charges and expenses carefully before you invest. The Fund’s prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read carefully before investing. You may obtain a current copy of the Fund’s prospectus or performance data current to the most recent month by calling (833) 267-3383.

The Fund is distributed by Northern Lights Distributors, LLC, member FINRA/SIPC.

1

Portfolio Illustration (Unaudited)

September 30, 2021

The following chart gives a visual breakdown of the Fund’s holdings as a percentage of net assets.

Absolute Core Strategy ETF Holdings as of September 30, 2021(a)

(a)	As a percent of net assets.

The investment objective of the Absolute Core Strategy ETF (the “Fund”) is positive absolute returns.

Portfolio holdings are subject to change.

Availability of Portfolio Schedule (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC’s website at http://www.sec.gov and the Fund’s website at https://absoluteadvisers.com/.

2

Absolute Core Strategy ETF
Schedule of Investments (Unaudited)
September 30, 2021

	Shares	Fair Value
Common Stocks — 82.69%

Canada — 14.49%
Energy — 5.15%
Enbridge, Inc.	65,092	$2,590,662

Materials — 9.34%
Agnico Eagle Mines Ltd.	26,475	1,372,729
Barrick Gold Corp.	81,897	1,478,241
Kirkland Lake Gold Ltd.	30,098	1,251,776
Pan American Silver Corp.	25,509	593,594
		4,696,340
Total Canada		7,287,002

Ireland — 2.22%
Health Care — 2.22%
Medtronic PLC	8,890	1,114,362
Total Ireland		1,114,362

United Kingdom — 3.73%
Consumer Staples — 3.73%
Unilever PLC - ADR	34,603	1,876,175

Total United Kingdom		1,876,175

United States — 62.25%
Communications — 2.39%
Comcast Corp., Class A	21,459	1,200,202

Consumer Discretionary — 4.55%
Graham Holdings Co., Class B	1,156	681,069
Starbucks Corp.	8,459	933,112
TJX Cos., Inc. (The)	10,209	673,590
		2,287,771
Consumer Staples — 3.27%
Ingredion, Inc.	18,490	1,645,795

Energy — 1.75%
EOG Resources, Inc.	10,990	882,167

Financials — 19.06%
Alleghany Corp.(a)	1,841	1,149,539
Berkshire Hathaway, Inc., Class B(a)	15,729	4,293,073
Loews Corp.	46,683	2,517,614

See accompanying notes which are an integral part of these financial statements.

3

Absolute Core Strategy ETF
Schedule of Investments (Unaudited) (continued)
September 30, 2021

	Shares	Fair Value
Common Stocks — (continued)

United States — (continued)
Financials — (continued)
Travelers Cos., Inc. (The)	10,697	$1,626,051
		9,586,277
Health Care — 7.03%
Pfizer, Inc.	44,109	1,897,127
UnitedHealth Group, Inc.	1,643	641,986
Viatris, Inc.	73,565	996,806
		3,535,919
Industrials — 0.61%
Mueller Water Products, Inc. - Series A	20,161	306,850

Materials — 7.30%
Corteva, Inc.	37,303	1,569,710
DuPont de Nemours, Inc.	30,908	2,101,435
		3,671,145
Real Estate — 4.69%
Equity Commonwealth	61,886	1,607,798
Jones Lang LaSalle, Inc.	3,030	751,713
		2,359,511
Technology — 7.96%
Cerner Corp.	19,579	1,380,712
Cisco Systems, Inc.	29,829	1,623,592
Guidewire Software, Inc.(a)	8,414	1,000,172
		4,004,476
Utilities — 3.64%
Dominion Energy, Inc.	25,080	1,831,342

Total United States		31,311,455

TOTAL COMMON STOCKS
(Cost $37,008,927)		41,588,994

Total Investments — 82.69%
(Cost $37,008,927)		41,588,994

Other Assets in Excess of Liabilities — 17.31%		8,705,621

Net Assets — 100.00%		$50,294,615

(a)	Non-income producing security.

ADR - American Depositary Receipt.

See accompanying notes which are an integral part of these financial statements.

4

Absolute Core Strategy ETF
Statement of Assets and Liabilities (Unaudited)
September 30, 2021

Assets
Investments in securities, at fair value (cost $37,008,927)	$41,588,994
Cash	8,261,387
Receivable for investments sold	717,358
Dividends receivable	14,144
Tax reclaims receivable	34,816
Prepaid expenses	4,111
Total Assets	50,620,810
Liabilities
Payable for investments purchased	274,075
Payable to Adviser, net of waiver	18,796
Payable to affiliates	7,133
Payable to trustees	156
Other accrued expenses	26,035
Total Liabilities	326,195
Net Assets	$50,294,615
Net Assets consist of:
Paid-in capital	45,100,501
Accumulated earnings	5,194,114
Net Assets	$50,294,615
Shares outstanding (unlimited number of shares authorized, no par value)	1,875,000
Net asset value per share	$26.82

See accompanying notes which are an integral part of these financial statements.

5

Absolute Core Strategy ETF
Statement of Operations (Unaudited)
For the six months ended September 30, 2021

Investment Income
Dividend income (net of foreign taxes withheld of $17,636)	$382,986
Total investment income	382,986
Expenses
Adviser	213,096
Administration	26,574
Compliance services	13,650
Legal	12,053
Audit and tax	9,227
Custodian	7,990
Trustee	7,008
Transfer agent	5,397
Report printing	4,369
Insurance	655
Pricing	384
Miscellaneous	15,534
Total expenses	315,937
Fees waived by Adviser	(102,728)
Net operating expenses	213,209
Net investment income	169,777
Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investment securities	1,184,745
Foreign currency translations	51
Change in unrealized depreciation on:
Investment securities	(304,325)
Foreign currency translations	(323)
Net realized and unrealized gain (loss) on investment securities and foreign currency translations	880,148
Net increase in net assets resulting from operations	$1,049,925

See accompanying notes which are an integral part of these financial statements.

6

Absolute Core Strategy ETF
Statements of Changes in Net Assets

	For the
	Six Months Ended	For the
	September 30, 2021	Year Ended
	(Unaudited)	March 31, 2021
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$169,777	$188,643
Net realized gain on investment securities and foreign currency translations	1,184,796	985,128
Change in unrealized appreciation (depreciation) on investment securities	(304,648)	7,054,715
Net increase in net assets resulting from operations	1,049,925	8,228,486
Distributions to Shareholders From:
Earnings	(80,300)	(212,839)
Total distributions	(80,300)	(212,839)
Capital Transactions
Proceeds from shares sold	6,202,391	21,233,292
Amount paid for shares redeemed	(2,764,104)	(5,513,094)
Net increase in net assets resulting from capital transactions	3,438,287	15,720,198
Total Increase in Net Assets	4,407,912	23,735,845
Net Assets
Beginning of period	$45,886,703	$22,150,858
End of period	$50,294,615	$45,886,703
Share Transactions
Shares sold	225,000	875,000
Shares redeemed	(100,000)	(225,000)
Net increase in shares outstanding	125,000	650,000

See accompanying notes which are an integral part of these financial statements.

7

Absolute Core Strategy ETF
Financial Highlights

(For a share outstanding during each period)

	For the
	Six Months Ended		For the	For the
	September 30, 2021		Year Ended	Period Ended
	(Unaudited)		March 31, 2021	March 31, 2020(a)
Selected Per Share Data:
Net asset value, beginning of period	$26.22		$20.14	$25.00
Investment operations:
Net investment income (loss)	0.09		0.13	(0.03)
Net realized and unrealized gain (loss) on investments	0.55		6.10	(4.89)
Total from investment operations	0.64		6.23	(4.86)
Less distributions to shareholders from:
Net investment income	(0.04)		(0.15)	—
Total distributions	(0.04)		(0.15)	—
Net asset value, end of period	$26.82		$26.22	$20.14
Market price, end of period	$26.87		$26.23	$20.21
Total Return(b)	2.45	% (c)	31.02%	(19.44	)% (c)
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$50,295		$45,887	$22,151
Ratio of net expenses to average net assets	0.85	% (d)	0.85%	0.85	% (d)
Ratio of expenses to average net assets before waiver and reimbursement	1.26	% (d)	1.51%	3.88	% (d)
Ratio of net investment income to average net assets	0.68	% (d)	0.58%	1.40	% (d)
Portfolio turnover rate(e)	5	% (c)	36%	30	% (c)

(a)	For the period January 21, 2020 (commencement of operations) to March 31, 2020.

(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(c)	Not annualized.

(d)	Annualized.

(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes which are an integral part of these financial statements.

8

Absolute Core Strategy ETF
Notes to the Financial Statements (Unaudited)
September 30, 2021

NOTE 1. ORGANIZATION

Absolute Core Strategy ETF (the “Fund”) was registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a non-diversified series of Unified Series Trust (the “Trust”) on August 20, 2019. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 14, 2002 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series. The Fund is one of a series of funds currently authorized by the Board. The Fund’s investment adviser is Absolute Investment Advisers LLC (the “Adviser”). The Adviser has retained St. James Investment Company, LLC (the “Sub-Adviser”) to serve as sub-adviser to the Fund. The investment objective of the Fund is to provide positive absolute returns.

Non-Diversification Risk – The Fund is non-diversified, which means it may invest a greater percentage of its assets in a fewer number of stocks as compared to other mutual funds that are more broadly diversified. As a result, the Fund’s share price may be more volatile than the share price of some other mutual funds, and the poor performance of an individual stock in the Fund’s portfolio may have a significant negative impact on the Fund’s performance.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies,” including Accounting Standards Update 2013-08. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Foreign Currency Translation – The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuation arising from changes in market prices of securities held. These fluctuations are included with the realized and unrealized gain or loss from investments. Net realized gain (loss) on foreign currency translations on

9

Absolute Core Strategy ETF
Notes to the Financial Statements (Unaudited) (continued)
September 30, 2021

the Statement of Operations represents currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net realized capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the six months ended September 30, 2021, the Fund did not have any liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations when incurred. During the period, the Fund did not incur any interest or penalties. Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal, and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Distributions received from investments in real estate investment trusts (“REITs”) that represent a return of capital or capital gain are recorded as a reduction of the cost of investment or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Fund’s investments in REITs are reported to the Fund after the end of the calendar year; accordingly, the Fund estimates these amounts for accounting purposes until the characterization of REIT distributions is reported. Estimates are based on the most recent REIT distributions information available. Withholding taxes on foreign dividends and related reclaims have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

10

Absolute Core Strategy ETF
Notes to the Financial Statements (Unaudited) (continued)
September 30, 2021

Dividends and Distributions – The Fund intends to distribute substantially all of its net investment income, if any, at least semi-annually. The Fund intends to distribute its net realized long-term and short-term capital gains, if any, annually. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Fund.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

The Fund values its portfolio securities at fair value as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/ or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

11

Absolute Core Strategy ETF
Notes to the Financial Statements (Unaudited) (continued)
September 30, 2021

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with policies established by and under the general supervision of the Board. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

In accordance with the Trust’s valuation policies, the Adviser and/or Sub-Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single method exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Adviser and/or Sub-Adviser would be the amount that the Fund might reasonably expect to receive upon the current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Adviser and/or Sub-Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the

12

Absolute Core Strategy ETF
Notes to the Financial Statements (Unaudited) (continued)
September 30, 2021

close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser and/or Sub-Adviser is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2021:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$41,588,994	$—	$—	$41,588,994
Total	$41,588,994	$—	$—	$41,588,994

(a)	Refer to Schedule of Investments for sector classifications.

The Fund did not hold any investments at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Adviser, under the terms of the management agreement with the Trust with respect to the Fund (the “Agreement”), manages the Fund’s investments. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 0.85% of the Fund’s average daily net assets. For the six months ended September 30, 2021, before the waiver described below, the Adviser earned a fee of $213,096 from the Fund.

The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses (excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including, for example, option and swap fees and expenses); any amounts payable pursuant to a distribution or service plan adopted in accordance with Rule 12b-1 under the 1940 Act; any administrative and/or shareholder servicing fees payable pursuant to a plan adopted by the Board of Trustees; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund’s business) do not exceed 0.85% of the Fund’s average daily net assets through July 31, 2024. For the six months ended September 30, 2021, the Adviser waived fees of $102,728. At September 30, 2021, the Fund owed the Adviser $18,796.

13

Absolute Core Strategy ETF
Notes to the Financial Statements (Unaudited) (continued)
September 30, 2021

Each fee waiver/expense payment by the Adviser is subject to recoupment by the Adviser from the Fund in the three years following the date in which that particular waiver/ expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the waiver/expense payment and any expense limitation in effect at the time of the recoupment. As of September 30, 2021 the Adviser may seek repayment of investment advisory fees waived and expense reimbursements pursuant to the aforementioned conditions, from the Fund no later than the dates stated below:

Recoverable through
March 31, 2023	$59,995
March 31, 2024	217,326
September 30, 2024	102,728

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting and transfer agent services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of Ultimus, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Fund, which are approved annually by the Board. Prior to April 1, 2021, Ultimus provided certain compliance services and Buttonwood Compliance Partners provided the Chief Compliance Officer to the Trust.

Under the terms of a Distribution Agreement with the Trust, Northern Lights Distributors, LLC (the “Distributor”) serves as principal underwriter to the Fund. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser (not the Fund) for acting as principal underwriter.

Certain officers and a Trustee of the Trust are also employees of Ultimus and such persons are not paid by the Fund for serving in such capacities.

The Board supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires, or is removed. The Chairman of the Board and more than 75% of the Trustees are “Independent Trustees,” which means that they are not “interested persons” as defined in the 1940 Act. Each Independent Trustee of the Trust receives annual compensation of $2,510 per fund from the Trust, except that the Chairman of the Audit Committee, the Chairman of the Governance & Nominating Committee, and the Chairman of the Pricing & Liquidity Committee each receives annual compensation of $2,960 per fund from the Trust, and the Independent Chairman of the Board receives $3,160 per fund from the Trust. Independent Trustees also receive $1,000 for attending any special meeting that requires an in person approval

14

Absolute Core Strategy ETF
Notes to the Financial Statements (Unaudited) (continued)
September 30, 2021

of a contract and $250 for the first hour and $200 for each additional hour for attending other special meetings. Prior to January 1, 2021, the annual per fund fees were $2,290 for non-chairmen and $2,740 for all chairmen. In addition, the Trust reimburses Independent Trustees for out-of-pocket expenses incurred in conjunction with attendance at meetings.

NOTE 5. INVESTMENT TRANSACTIONS

For the six months ended September 30, 2021, purchases and sales of investment securities, other than short-term investments, were $2,983,349 and $2,010,912, respectively.

For the six months ended September 30, 2021, purchases and sales for in-kind transactions were $5,072,440 and $2,499,407, respectively.

For the six months ended September 30, 2021, the Fund had in-kind net realized gain of $903,986.

There were no purchases or sales of long-term U.S. government obligations during the six months ended September 30, 2021.

NOTE 6. CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” Only Authorized Participants or transactions done through an Authorized Participant are permitted to purchase or redeem Creation Units from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant, or as a result of other market circumstances. In addition, the Fund may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Fund in effecting trades. A fixed fee payable to the Custodian may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). Transactions in capital shares for the Fund are

15

Absolute Core Strategy ETF
Notes to the Financial Statements (Unaudited) (continued)
September 30, 2021

disclosed in the Statement of Changes in Net Assets. For the six months ended September 30, 2021, the Fund received $1,500 and $0 in Fixed Fees and Variable Charges, respectively. The Transaction Fees for the Fund are listed in the table below:

Fixed Fee	Variable Charge
$250	2.00%*

*	The maximum Transaction Fee may be up to 2.00% of the amount invested.

NOTE 7. FEDERAL TAX INFORMATION

At September 30, 2021, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes was as follows:

Gross unrealized appreciation	$5,472,070
Gross unrealized depreciation	(892,003)
Net unrealized appreciation on investments	$4,580,067
Tax cost of investments	$37,008,927

The tax character of distributions paid for the fiscal year ended March 31, 2021, the Fund’s most recent fiscal year end, was as follows:

Distributions paid from:
Ordinary income(a)	$212,839
Total distributions paid	$212,839

(a)	Short-term capital gain distributions are treated as ordinary income for tax purposes.

At March 31, 2021, the Fund’s most recent fiscal year end, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$4,679
Accumulated capital and other losses	(664,968)
Unrealized appreciation on investments	4,884,778
Total accumulated earnings	$4,224,489

NOTE 8. COMMITMENTS AND CONTINGENCIES

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Fund. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

16

Absolute Core Strategy ETF
Notes to the Financial Statements (Unaudited) (continued)
September 30, 2021

NOTE 9. SUBSEQUENT EVENTS

On September 7, 2021, State Street Corporation and Brown Brothers Harriman & Co. (“BBH”) announced that they have entered into a definitive agreement for State Street to acquire BBH’s Investor Services business, including its custody services. BBH currently serves as the Fund’s custodian.

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no other items requiring adjustment of the financial statements or additional disclosure.

17

Liquidity Risk Management Program (Unaudited)

The Fund has adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 (the “Liquidity Rule”) under the 1940 Act. The Program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration, among other factors, the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long- term cash flow projections; and its cash holdings and access to other funding sources. The Board approved the appointment of the Liquidity Administrator Committee, comprising certain Trust officers and employees of the Adviser (the “Committee”). The Committee maintains Program oversight and reports to the Board on at least an annual basis regarding the Program’s operational effectiveness through a written report (the “Report”). The Committee most recently reported to the Board on August 17, 2021, outlining the operation of the Program and the adequacy and effectiveness of the Program’s implementation. The report covered the period from June 1, 2020 through May 31, 2021. During the review period, the Fund did not experience unusual stress or disruption to its operations related to purchase and redemption activity. Also, during the review period the Fund held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. The Report concluded that the Program is reasonably designed to prevent violation of the Liquidity Rule and has been effectively implemented.

18

Summary of Fund Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2021 through September 30, 2021.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table below is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds. In addition, if transaction costs were included, your costs would have been higher.

	Beginning	Ending
	Account Value	Account Value	Expenses Paid	Annualized
	April 1,	September 30,	During	Expense
	2021	2021	Period(a)	Ratio
ABSOLUTE CORE STRATEGY ETF
Actual	$1,000.00	$1,024.50	$4.31	0.85%
Hypothetical(b)	$1,000.00	$1,020.81	$4.31	0.85%

(a)	Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

(b)	Hypothetical assumes 5% annual return before expenses.

19

This page is intentionally left blank.

This page is intentionally left blank.

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30, are available (1) without charge upon request by calling the Fund at (833) 267-3383 and (2) in Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES

Kenneth G.Y. Grant, Chairman

David R. Carson

Daniel J. Condon

Gary E. Hippenstiel

Stephen A. Little

Ronald C. Tritschler

OFFICERS

Martin R. Dean, President

Gweneth K. Gosselink, Chief Compliance Officer

Zachary P. Richmond,

    Treasurer and Chief Financial Officer

Lynn E. Wood, Assistant Chief Compliance Officer

INVESTMENT ADVISER

Absolute Investment Advisers LLC

4 North Street, Suite 2

Hingham, MA 02043

DISTRIBUTOR

Northern Lights Distributors, LLC

17605 Wright Street

Omaha, Nebraska 68130

INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.

151 N Franklin Street, Suite 575

Chicago, IL 60606

LEGAL COUNSEL

Thompson Hine LLP

312 Walnut Street, 20th Floor

Cincinnati, OH 45202

CUSTODIAN

Brown Brothers Harriman & Co.

50 Post Office Square

Boston, MA 02110

ADMINISTRATOR

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Northern Lights Distributors, LLC

Member FINRA/SIPC

Absolute Core-SAR-21

DEAN FUNDS

Dean Small Cap Value Fund

Dean Mid Cap Value Fund

Semi-Annual Report

September 30, 2021

Investment Results (Unaudited)

Average Annual Total Returns(a) as of September 30, 2021

	Six Months	One Year	Five Year	Ten Year
Dean Small Cap Value Fund	2.24%	56.92%	8.23%	12.54%
Russell 2000 Value Index(b)	1.44%	63.92%	11.03%	13.22%
Russell 2000 Index(b)	(0.26)%	47.68%	13.45%	14.63%

Total annual operating expenses, which include acquired fund fees and expenses of 0.01%, as disclosed in the Dean Small Cap Value Fund (the “Fund”) prospectus dated July 29, 2021, were 1.20% of the Fund’s average daily net assets. Additional information pertaining to the expense ratios as of September 30, 2021 can be found in the financial highlights.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling (888) 899-8343.

(a)	Return figures reflect any change in price per share and assume the reinvestment of all distributions. Total returns for periods less than one year are not annualized.

(b)	The Russell 2000 and Russell 2000 Value Indices are unmanaged indices that assume reinvestment of all distributions and exclude the effect of taxes and fees. The indices are widely recognized unmanaged indices of equity prices and are representative of a broader market and range of securities than are found in the Fund’s portfolio. An individual cannot invest directly in an index or, the indices. However, an individual may be able to invest in exchange traded funds or other investment vehicles that attempt to track the performance of an index.

You should consider the Fund’s investment objectives, risks, charges and expenses carefully before you invest. The Fund’s prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read carefully before investing. You may obtain a current copy of the Fund’s prospectus or performance data current to the most recent month end by calling (888) 899-8343.

The Fund is distributed by Ultimus Fund Distributors, LLC, member FINRA/SIPC.

Investment Results (Unaudited) (continued)

Average Annual Total Returns(a) as of September 30, 2021

	Six Months	One Year	Five Year	Ten Year
Dean Mid Cap Value Fund	3.28%	37.74%	9.38%	12.92%
Russell Midcap Value Index(b)	4.59%	42.40%	10.59%	13.93%
Russell Midcap Index(b)	6.50%	38.11%	14.39%	15.52%

Total annual operating expenses, which included acquired fund fees and expenses of less than 0.005%, as disclosed in the Dean Mid Cap Value Fund (the “Fund”) prospectus dated July 29, 2021, were 1.15% of the Fund’s average daily net assets (0.85% after fee waivers/expense reimbursements by Dean Investment Associates, LLC (the “Adviser”)). The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that total annual Fund operating expenses (excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any amounts payable pursuant to a distribution or service plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers) do not exceed 0.85% of the Fund’s average daily net assets through July 31, 2022. Each waiver/expense payment by the Adviser is subject to recoupment by the Adviser from the Fund in the three years following the date the particular waiver/ expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the waiver/expense payment and any expense limitation in effect at the time of recoupment. This expense limitation agreement may not be terminated prior to July 31, 2022, except by the Board of Trustees. Additional information pertaining to the expense ratios as of September 30, 2021 can be found in the financial highlights.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling (888) 899-8343.

(a)	Return figures reflect any change in price per share and assume the reinvestment of all distributions. The Fund’s returns reflect any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would have been lower. Total returns for periods less than one year are not annualized.

(b)	The Russell Midcap and Russell Midcap Value Indices are unmanaged benchmarks that assume reinvestment of all distributions and exclude the effect of taxes and fees. The indices are widely recognized unmanaged indices of equity prices and are representative of a broader market and range of securities than are found in the Fund’s portfolio. An individual cannot invest directly in an index. However, an individual may be able to invest in exchange traded funds or other investment vehicles that attempt to track the performance of an index.

Investment Results (Unaudited) (continued)

You should consider the Fund’s investment objectives, risks, charges and expenses carefully before you invest. The Fund’s prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read carefully before investing. You may obtain a current copy of the Fund’s prospectus or performance data current to the most recent month end by calling (888) 899-8343.

The Fund is distributed by Ultimus Fund Distributors, LLC, member FINRA/SIPC.

Fund Holdings (Unaudited)

Dean Small Cap Value Fund Holdings as of September 30, 2021*

*	As a percentage of net assets

The investment objective of the Dean Small Cap Value Fund is long-term capital appreciation and, secondarily, dividend income. Portfolio holdings are subject to change.

Fund Holdings (Unaudited)

Dean Mid Cap Value Fund Holdings as of September 30, 2021*

*	As a percentage of net assets.

The investment objective of the Dean Mid Cap Value Fund is long-term capital appreciation and, secondarily, dividend income. Portfolio holdings are subject to change.

Availability of Portfolio Schedule – (Unaudited)

The Funds file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at http:// www.sec.gov and on the Funds’ website at www.deanmutualfunds.com.

Dean Small Cap Value Fund
Schedule of Investments
September 30, 2021 (Unaudited)

COMMON STOCKS — 95.15%	Shares	Fair Value
Consumer Discretionary — 8.12%
American Woodmark Corp.(a)	31,399	$2,052,553
Hooker Furniture Corp.	40,224	1,085,646
KAR Auction Services, Inc.(a)	60,904	998,217
Methode Electronics, Inc.	35,889	1,509,132
Sally Beauty Holdings, Inc.(a)	55,707	938,663
Standard Motor Products, Inc.	88,208	3,855,572
TRI Pointe Group, Inc.(a)	174,391	3,665,698
		14,105,481
Consumer Staples — 13.52%
Alico, Inc.	18,881	646,485
Cal-Maine Foods, Inc.	88,483	3,199,545
Edgewell Personal Care Co.	54,738	1,986,989
Energizer Holdings, Inc.	33,399	1,304,231
Fresh Del Monte Produce, Inc.	63,716	2,052,930
Hostess Brands, Inc.(a)	140,695	2,443,872
John B. Sanfilippo & Son, Inc.	33,412	2,730,429
Mission Produce, Inc.(a)	44,705	821,678
Sanderson Farms, Inc.	10,994	2,069,071
Sprouts Farmers Market, Inc.(a)	64,271	1,489,159
TreeHouse Foods, Inc.(a)	43,830	1,747,940
Weis Markets, Inc.	56,638	2,976,327
		23,468,656
Energy — 5.19%
Bonanza Creek Energy, Inc.	66,625	3,191,338
Murphy USA, Inc.	26,052	4,357,457
National Energy Services Reunited Corp.(a)	116,751	1,461,723
		9,010,518
Financials — 25.45%
American National Group, Inc.	18,155	3,431,840
Associated Banc-Corp.	113,420	2,429,456
Bryn Mawr Bank Corp.	31,027	1,425,691
Camden National Corp.	49,236	2,358,404
Cathay General Bancorp	33,872	1,401,962
Diamond Hill Investment Group, Inc.	20,678	3,632,297
Employers Holdings, Inc.	84,455	3,335,128
First Financial Bancorp	32,285	755,792
Nelnet, Inc., Class A	27,413	2,172,206
QCR Holdings, Inc.	31,286	1,609,352
Safety Insurance Group, Inc.	47,529	3,766,673
Stewart Information Services Corp.	51,531	3,259,851
StoneX Group, Inc.(a)	65,392	4,309,333
UMB Financial Corp.	7,612	736,157
Washington Federal, Inc.	83,335	2,859,225
Washington Trust Bancorp, Inc.	51,548	2,731,013
Waterstone Financial, Inc.	132,047	2,705,643
White Mountains Insurance Group Ltd.	1,181	1,263,209
		44,183,232

See accompanying notes which are an integral part of these financial statements.

Dean Small Cap Value Fund
Schedule of Investments (continued)
September 30, 2021 (Unaudited)

COMMON STOCKS — 95.15% - continued	Shares	Fair Value
Health Care — 5.43%
Bioventus, Inc.(a)	63,612	$900,746
Haemonetics Corp.(a)	18,839	1,329,845
Magellan Health, Inc.(a)	8,614	814,454
National Healthcare Corp.	41,704	2,918,446
Prestige Consumer Healthcare, Inc.(a)	61,793	3,467,205
		9,430,696
Industrials — 11.45%
Advanced Energy Industries, Inc.	5,582	489,821
Argan, Inc.	85,086	3,715,705
AZZ, Inc.	40,741	2,167,421
DHT Holdings, Inc.	440,386	2,875,721
Hackett Group, Inc. (The)	33,017	647,794
Heartland Express, Inc.	230,383	3,690,735
Moog, Inc., Class A	11,364	866,278
Preformed Line Products Co.	18,216	1,184,769
Resources Connection, Inc.	60,212	950,145
Universal Logistics Holdings, Inc.	37,560	754,205
Werner Enterprises, Inc.	57,385	2,540,434
		19,883,028
Materials — 4.29%
Alamos Gold, Inc., Class A	298,681	2,150,503
Compass Minerals International, Inc.	19,957	1,285,231
Encore Wire Corp.	32,418	3,074,199
Stepan Co.	8,346	942,597
		7,452,530
Real Estate — 8.24%
Armada Hoffler Properties, Inc.	58,581	783,228
CTO Realty Growth Inc.	48,106	2,586,179
Equity Commonwealth	127,421	3,310,397
Getty Realty Corp.	109,148	3,199,128
Global Medical REIT, Inc.	41,646	612,196
Piedmont Office Realty Trust, Inc., Class A	181,993	3,172,138
Plymouth Industrial REIT, Inc.	28,536	649,194
		14,312,460
Technology — 4.20%
Benchmark Electronics, Inc.	47,306	1,263,543
CSG Systems International, Inc.	56,252	2,711,346
Insight Enterprises, Inc.(a)	8,172	736,134
NextGen Healthcare, Inc.(a)	52,554	741,011
Plexus Corp.(a)	13,634	1,219,016
Vishay Intertechnology, Inc.	31,006	622,911
		7,293,961
Utilities — 9.26%
Avista Corp.	70,035	2,739,769
Northwest Natural Holding Co.	22,523	1,035,833
NorthWestern Corp.	53,866	3,086,522
Portland General Electric Co.	48,155	2,262,803
Southwest Gas Holdings, Inc.	61,666	4,124,222

See accompanying notes which are an integral part of these financial statements.

Dean Small Cap Value Fund
Schedule of Investments (continued)
September 30, 2021 (Unaudited)

COMMON STOCKS — 95.15% - continued	Shares	Fair Value
Utilities — 9.26% - continued
Spire, Inc.	46,284	$2,831,655
		16,080,804
Total Common Stocks/Investments — 95.15% (Cost $147,489,270)		165,221,366
Other Assets in Excess of Liabilities — 4.85%		8,414,044
NET ASSETS — 100.00%		$173,635,410

(a)	Non-income producing security.

See accompanying notes which are an integral part of these financial statements.

Dean Mid Cap Value Fund
Schedule of Investments
September 30, 2021 (Unaudited)

COMMON STOCKS — 95.42%	Shares	Fair Value
Communications — 1.69%
Omnicom Group, Inc.	18,467	$1,338,119

Consumer Discretionary — 11.68%
AutoZone, Inc.(a)	848	1,439,896
BorgWarner, Inc.	24,026	1,038,163
Genuine Parts Co.	9,893	1,199,328
Masco Corp.	20,304	1,127,887
Polaris Industries, Inc.	9,092	1,087,949
PulteGroup, Inc.	22,754	1,044,864
Skechers U.S.A., Inc., Class A(a)	27,229	1,146,885
Ulta Beauty, Inc.(a)	3,156	1,139,064
		9,224,036
Consumer Staples — 8.58%
BJ’s Wholesale Club Holdings, Inc.(a)	29,915	1,642,931
Casey’s General Stores, Inc.	6,690	1,260,731
Conagra Brands, Inc.	38,724	1,311,582
Flowers Foods, Inc.	51,962	1,227,862
Tyson Foods, Inc., Class A	16,865	1,331,323
		6,774,429
Energy — 3.75%
Baker Hughes Co.	49,418	1,222,107
Pioneer Natural Resources Co.	10,458	1,741,362
		2,963,469
Financials — 16.95%
Ameriprise Financial, Inc.	5,559	1,468,243
Assurant, Inc.	9,092	1,434,263
Fifth Third Bancorp	38,017	1,613,441
Globe Life, Inc.	14,227	1,266,630
Raymond James Financial, Inc.	18,043	1,664,962
Regions Financial Corp.	59,499	1,267,924
Reinsurance Group of America, Inc.	9,186	1,022,034
Synchrony Financial	23,225	1,135,238
UMB Financial Corp.	13,379	1,293,883
W.R. Berkley Corp.	16,583	1,213,544
		13,380,162
Health Care — 8.43%
Encompass Health Corp.	15,169	1,138,282
Hill-Rom Holdings, Inc.	9,610	1,441,500
Quest Diagnostics, Inc.	9,092	1,321,159
Syneos Health, Inc.(a)	17,666	1,545,421
Zimmer Biomet Holdings, Inc.	8,244	1,206,592
		6,652,954
Industrials — 15.08%
Curtiss-Wright Corp.	9,610	1,212,590
Dover Corp.	8,244	1,281,942
Hubbell, Inc.	7,490	1,353,218
ITT, Inc.	17,007	1,459,881
Littelfuse, Inc.	4,899	1,338,750

See accompanying notes which are an integral part of these financial statements.

Dean Mid Cap Value Fund
Schedule of Investments (continued)
September 30, 2021 (Unaudited)

COMMON STOCKS — 95.42% - continued	Shares	Fair Value
Industrials — 15.08% - continued
MSC Industrial Direct Co., Inc., Class A	14,321	$1,148,401
nVent Electric PLC	43,624	1,410,364
Pentair PLC	18,326	1,331,017
Republic Services, Inc.	11,401	1,368,804
		11,904,967
Materials — 8.99%
Avery Dennison Corp.	5,653	1,171,358
Avient Corp.	25,251	1,170,384
Crown Holdings, Inc.	13,426	1,353,072
Eagle Materials, Inc.	8,291	1,087,448
FMC Corp.	12,814	1,173,250
Steel Dynamics, Inc.	19,503	1,140,535
		7,096,047
Real Estate — 9.09%
CBRE Group, Inc., Class A(a)	16,488	1,605,272
Essex Property Trust, Inc.	5,559	1,777,435
Healthcare Trust of America, Inc., Class A	42,399	1,257,554
STAG Industrial, Inc.	35,521	1,394,199
STORE Capital Corp.	35,615	1,140,748
		7,175,208
Technology — 4.53%
Arrow Electronics, Inc.(a)	10,977	1,232,608
Broadridge Financial Solutions, Inc.	8,291	1,381,612
Western Digital Corp.	17,007	959,875
		3,574,095
Utilities — 6.65%
Ameren Corp.	16,959	1,373,679
Atmos Energy Corp.	14,039	1,238,240
CenterPoint Energy, Inc.	50,973	1,253,936
CMS Energy Corp.	23,225	1,387,229
		5,253,084

Total Common Stocks/Investments — 95.42% (Cost $58,434,381)		75,336,570
Other Assets in Excess of Liabilities — 4.58%		3,612,623
NET ASSETS — 100.00%		$78,949,193

(a)	Non-income producing security.

See accompanying notes which are an integral part of these financial statements.

Dean Funds
Statements of Assets and Liabilities
September 30, 2021 (Unaudited)

	Dean Small Cap	Dean Mid Cap
	Value Fund	Value Fund
Assets
Investments in securities at value (cost $147,489,270 and $58,434,381)	$165,221,366	$75,336,570
Cash and cash equivalents	8,422,119	3,673,379
Receivable for fund shares sold	14,756	2,206
Receivable for investments sold	162,853	—
Dividends receivable	318,628	132,713
Prepaid expenses	15,232	13,881
Total Assets	174,154,954	79,158,749
Liabilities
Payable for investments purchased	255,847	—
Payable for fund shares redeemed	70,038	145,467
Payable to Adviser	128,577	36,676
Payable to affiliates	18,535	9,776
Payable to trustees	19	19
Other accrued expenses	46,528	17,618
Total Liabilities	519,544	209,556
Net Assets	$173,635,410	$78,949,193
Net Assets consist of:
Paid-in capital	$184,212,732	$57,892,237
Accumulated earnings (deficit)	(10,577,322)	21,056,956
Net Assets	$173,635,410	$78,949,193
Shares outstanding (unlimited number of shares authorized, no par value)	10,015,524	3,385,005
Net asset value, offering and redemption price per share	$17.34	$23.32

See accompanying notes which are an integral part of these financial statements.

Dean Funds
Statements of Operations
For the six months ended September 30, 2021 (Unaudited)

	Dean Small Cap	Dean Mid Cap
	Value Fund	Value Fund
Investment Income
Dividend income (net of foreign taxes withheld of $7,140 and $–)	$1,982,719	$677,252
Interest income	146	66
Total investment income	1,982,865	677,318

Expenses
Adviser	778,968	309,994
Administration	70,961	36,623
Custodian	26,419	7,108
Transfer agent	15,731	5,577
Fund accounting	14,814	10,273
Registration	12,189	11,777
Report printing	12,042	3,713
Legal	11,130	11,130
Audit and tax preparation	8,812	8,812
Trustee	7,069	7,069
Compliance services	6,016	6,016
Insurance	1,973	1,379
Pricing	731	560
Miscellaneous	28,969	14,693
Total expenses	995,824	434,724
Fees waived by Adviser	—	(83,302)
Net operating expenses	995,824	351,422
Net investment income	987,041	325,896
Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain on investment securities transactions	15,640,494	3,388,168
Net change in unrealized depreciation of investment securities	(12,932,853)	(1,048,626)
Net realized and change in unrealized gain on investments	2,707,641	2,339,542
Net increase in net assets resulting from operations	$3,694,682	$2,665,438

See accompanying notes which are an integral part of these financial statements.

Dean Funds
Statements of Changes in Net Assets

	Dean Small Cap Value Fund		Dean Mid Cap Value Fund
	For the Six		For the Six
	Months Ended	For the Year	Months Ended	For the Year
	September 30,	Ended	September 30,	Ended
	2021	March 31, 2021	2021	March 31, 2021
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$987,041	$1,747,126	$325,896	$656,553
Net realized gain on investment securities transactions	15,640,494	2,034,895	3,388,168	4,811,594
Net change in unrealized appreciation (depreciation) of investment securities	(12,932,853)	89,313,587	(1,048,626)	20,156,186
Net increase in net assets resulting from operations	3,694,682	93,095,608	2,665,438	25,624,333

Distributions to Shareholders From:
Earnings	—	(2,361,460)	—	(608,981)
Total distributions	—	(2,361,460)	—	(608,981)
Capital Transactions
Proceeds from shares sold	19,131,413	51,629,499	3,996,972	30,635,226
Reinvestment of distributions	—	1,948,526	—	601,186
Amount paid for shares redeemed	(18,238,571)	(201,828,242)	(7,289,117)	(9,348,917)
Net increase (decrease) in net assets resulting from capital transactions	892,842	(148,250,217)	(3,292,145)	21,887,495
Total Increase (Decrease) in Net Assets	4,587,524	(57,516,069)	(626,707)	46,902,847

Net Assets
Beginning of period	169,047,886	226,563,955	79,575,900	32,673,053
End of period	$173,635,410	$169,047,886	$78,949,193	$79,575,900

Share Transactions
Shares sold	1,097,335	4,526,065	168,868	1,684,591
Shares issued in reinvestment of distributions	—	139,380	—	30,363
Shares redeemed	(1,048,524)	(19,190,963)	(307,778)	(481,662)
Net increase (decrease) in shares outstanding	48,811	(14,525,518)	(138,910)	1,233,292

See accompanying notes which are an integral part of these financial statements.

Dean Small Cap Value Fund
Financial Highlights

(For a share outstanding during each period)

	For the Six		For the Years Ended March 31,
	Months
	Ended
	September
	30, 2021
	(Unaudited)		2021	2020	2019	2018	2017
Selected Per Share Data:
Net asset value, beginning of period	$16.96		$9.25	$14.19	$14.63	$17.04	$14.32
Investment operations:
Net investment income	0.10		0.27	0.16	0.15	0.12	0.19
Net realized and unrealized gain (loss)	0.28		7.67	(4.51)	(0.18)	0.19 (a)	3.20
Total from investment operations	0.38		7.94	(4.35)	(0.03)	0.31	3.39
Less distributions to shareholders from:
Net investment income	—		(0.23)	(0.19)	(0.20)	(0.11)	(0.18)
Net realized gains	—		—	(0.40)	(0.21)	(2.61)	(0.49)
Total distributions	—		(0.23)	(0.59)	(0.41)	(2.72)	(0.67)
Net asset value, end of period	$17.34		$16.96	$9.25	$14.19	$14.63	$17.04
Total Return(b)	2.24	% (c)	86.33%	(32.14)%	(0.08)%	1.59%	23.67%
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$173,635		$169,048	$226,564	$321,178	$350,182	$284,563
Ratio of net expenses to average net assets	1.15	% (d)	1.19%	1.15%	1.12%	1.18%	1.15%
Ratio of gross expenses to average net assets before waiver or recoupment	1.15	% (d)	1.19%	1.15%	1.12%	1.18%	1.15%
Ratio of net investment income to average net assets	1.14	% (d)	1.16%	1.14%	1.04%	0.97%	1.36%
Portfolio turnover rate	34	% (c)	181%	157%	120%	165%	154%

(a)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(b)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

(c)	Not annualized.

(d)	Annualized.

See accompanying notes which are an integral part of these financial statements.

Dean Mid Cap Value Fund
Financial Highlights

(For a share outstanding during each period)

	For the Six		For the Years Ended March 31,
	Months
	Ended
	September
	30, 2021
	(Unaudited)		2021	2020	2019	2018	2017
Selected Per Share Data:
Net asset value, beginning of period	$22.58		$14.26	$19.83	$19.87	$18.92	$16.15
Investment operations:
Net investment income	0.10		0.16	0.22	0.22	0.08	0.12
Net realized and unrealized gain (loss)	0.64		8.34	(4.08)	0.36	1.40	2.73
Total from investment operations	0.74		8.50	(3.86)	0.58	1.48	2.85
Less distributions to shareholders from:
Net investment income	—		(0.18)	(0.22)	(0.16)	(0.10)	(0.08)
Net realized gains	—		—	(1.49)	(0.46)	(0.43)	—
Total distributions	—		(0.18)	(1.71)	(0.62)	(0.53)	(0.08)
Net asset value, end of period	$23.32		$22.58	$14.26	$19.83	$19.87	$18.92
Total Return(a)	3.28	% (b)	59.75%	(22.04)%	3.10%	7.79%	17.65%
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$78,949		$79,576	$32,673	$41,889	$34,093	$26,132
Ratio of net expenses to average net assets	0.85	% (c)	0.85%	1.02%	1.10%	1.10%	1.10%
Ratio of gross expenses to average net assets before waiver or recoupment	1.05	% (c)	1.15%	1.30%	1.40%	1.53%	1.76%
Ratio of net investment income to average net assets	0.79	% (c)	1.20%	1.14%	1.20%	0.49%	0.75%
Portfolio turnover rate	16	% (b)	65%	76%	46%	52%	57%

(a)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

(b)	Not annualized.

(c)	Annualized.

See accompanying notes which are an integral part of these financial statements.

Dean Funds
Notes to the Financial Statements
September 30, 2021 (Unaudited)

NOTE 1. ORGANIZATION

The Dean Small Cap Value Fund (the “Small Cap Fund”) and the Dean Mid Cap Value Fund (the “Mid Cap Fund”) (each a “Fund” and, collectively the “Funds”) were each registered under the Investment Company Act of 1940, as amended (“1940 Act”), as diversified series of Unified Series Trust (the “Trust”) on November 13, 2006. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 14, 2002 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series. The Funds are each a series of the Trust currently authorized by the Board. The investment adviser to each Fund is Dean Investment Associates, LLC (“Dean Investment Associates” or “Adviser”). In addition, the Adviser has retained Dean Capital Management, LLC (“DCM” or “Sub-Adviser”) to serve as sub-adviser to the Funds. DCM is an affiliate of the Adviser. The investment objective of each Fund is long-term capital appreciation and, secondarily, dividend income.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies,” including Accounting Standard Update 2013-08. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes – The Funds make no provision for federal income or excise tax. Each Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. Each Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Funds could incur a tax expense.

As of and during the six months ended September 30, 2021, the Funds did not have any liabilities for any unrecognized tax benefits. The Funds recognize interest and penalties,

Dean Funds
Notes to the Financial Statements (continued)
September 30, 2021 (Unaudited)

if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations when incurred. During the period, the Funds did not incur any interest or penalties. Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the previous three tax year ends and the interim tax period since then, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

Security Transactions and Related Income – The Funds follow industry practice and record security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Distributions received from investments in real estate investment trusts (“REITs”) that represent a return of capital or capital gain are recorded as a reduction of the cost of investment or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Funds’ investments in REITs are reported to the Funds after the end of the calendar year; accordingly, the Funds estimate these amounts for accounting purposes until the characterization of REIT distributions is reported. Estimates are based on the most recent REIT distributions information available. Withholding taxes on foreign dividends and related reclaims have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Dividends and Distributions – Each Fund intends to distribute its net investment income and net realized long-term and short-term capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified among the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Funds.

Dean Funds
Notes to the Financial Statements (continued)
September 30, 2021 (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Each Fund values its portfolio securities at fair value as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Dean Funds
Notes to the Financial Statements (continued)
September 30, 2021 (Unaudited)

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, a Fund values its securities and other assets at fair value in accordance with policies established by and under the general supervision of the Board. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the service agent of the mutual funds. These securities are categorized as Level 1 securities.

In accordance with the Trust’s valuation policies, the Adviser and/or Sub-Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single method exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Adviser and/or Sub-Adviser would be the amount that the Fund might reasonably expect to receive upon the current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Adviser and/or Sub-Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser and/or Sub-Adviser is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Funds’ investments as of September 30, 2021:

Small Cap Fund	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$165,221,366	$—	$—	$165,221,366
Total	$165,221,366	$—	$—	$165,221,366

Dean Funds
Notes to the Financial Statements (continued)
September 30, 2021 (Unaudited)

Mid Cap Fund	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$75,336,570	$—	$—	$75,336,570
Total	$75,336,570	$—	$—	$75,336,570

(a)	Refer to Schedule of Investments for sector classifications.

The Funds did not hold any investments at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

Each Fund’s investments are managed by the Adviser pursuant to the terms of an advisory agreement with the Trust. The Adviser has hired the Sub-Adviser to manage the Funds’ assets on a day-to-day basis. The Sub-Adviser is paid by the Adviser. In accordance with the advisory agreement for each Fund, the Adviser is entitled to an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 0.90% and 0.75% of the average daily net assets of the Small Cap Fund and Mid Cap Fund, respectively. For the six months ended September 30, 2021, the Adviser earned fees, before the waiver described below, of $778,968 and $309,994 from the Small Cap Fund and the Mid Cap Fund, respectively. At September 30, 2021, the Adviser was owed $128,577 from the Small Cap Fund and $36,676 from the Mid Cap Fund.

The Adviser has contractually agreed to waive its management fee and/or to reimburse certain Fund operating expenses, but only to the extent necessary so that total annual operating expenses, excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any amounts payable pursuant to a distribution or service plan adopted in accordance with Rule 12b-1 under the 1940 Act; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers, and other expenses that the Trustees agree have not been incurred in the ordinary course of the Funds’ business), do not exceed 1.25% of the Small Cap Fund’s average daily net assets and 0.85% of the Mid Cap Fund’s average daily net assets. The contractual agreement with respect to each Fund is in place through July 31, 2022. For the six months ended September 30, 2021, the Adviser waived fees of $83,302 for the Mid Cap Fund.

Dean Funds
Notes to the Financial Statements (continued)
September 30, 2021 (Unaudited)

Each waiver/expense payment by the Adviser is subject to recoupment by the Adviser from the Fund in the three years following the date the particular waiver/expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the waiver/expense payment and any expense limitation in effect at the time of recoupment. As of September 30, 2021, the Adviser may seek repayment of investment advisory fees waived and expense reimbursements pursuant to the aforementioned conditions, from the Mid Cap Fund no later than the dates stated below:

Recoverable Through
March 31, 2022	$44,769
March 31, 2023	118,935
March 31, 2024	163,089
September 30, 2024	83,302

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting and transfer agent services to the Funds. The Funds pay Ultimus fees in accordance with the agreements for such services.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of Ultimus, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Funds, which are approved annually by the Board. Prior to April 1, 2021, Ultimus provided certain compliance services and Buttonwood Compliance Partners provided the Chief Compliance Officer to the Trust.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as principal underwriter to the Funds. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser (not the Funds) for acting as principal underwriter.

Certain officers and a Trustee of the Trust are also employees of Ultimus and such persons are not paid by the Funds for serving in such capacities.

The Board supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires, or is removed. The Chairman of the Board and more than 75% of the Trustees are “Independent Trustees,” which means that they are not “interested persons” as defined in the 1940 Act. Each Independent Trustee of the Trust receives annual compensation of $2,510 per fund from the Trust, except that the Chairman of the Audit Committee, the Chairman of the Governance & Nominating Committee, and the Chairman of the Pricing & Liquidity Committee each receives annual compensation of $2,960 per fund from the Trust, and the Independent

Dean Funds
Notes to the Financial Statements (continued)
September 30, 2021 (Unaudited)

Chairman of the Board receives $3,160 per fund from the Trust. Independent Trustees also receive $1,000 for attending any special meeting that requires an in person approval of a contract and $250 for the first hour and $200 for each additional hour for attending other special meetings. Prior to January 1, 2021, the annual per fund fees were $2,290 for non-chairmen and $2,740 for all chairmen. In addition, the Trust reimburses Independent Trustees for out-of-pocket expenses incurred in conjunction with attendance at meetings.

NOTE 5. PURCHASES AND SALES OF SECURITIES

For the six months ended September 30, 2021, purchases and sales of investment securities, other than short-term investments were as follows:

	Purchases	Sales
Small Cap Fund	$56,758,984	$56,110,815
Mid Cap Fund	12,296,352	16,375,178

There were no purchases or sales of long-term U.S. government obligations during the six months ended September 30, 2021.

NOTE 6. FEDERAL TAX INFORMATION

At September 30, 2021, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes was as follows:

	Small Cap	Mid Cap
	Fund	Fund
Gross unrealized appreciation	$15,862,769	$17,702,324
Gross unrealized depreciation	(3,381,396)	(816,517)
Net unrealized appreciation	$12,481,373	$16,885,807
Tax cost of investments	$152,739,993	$58,450,763

The tax character of distributions paid for the fiscal year ended March 31, 2021, the Funds’ most recent fiscal year end, was as follows:

	Small Cap	Mid Cap
	Fund	Fund
Distributions paid from:
Ordinary income(a)	$2,361,460	$608,981
Total distributions paid	$2,361,460	$608,981

(a)	Short-term capital gain distributions are treated as ordinary income for tax purposes.

Dean Funds
Notes to the Financial Statements (continued)
September 30, 2021 (Unaudited)

At March 31, 2021, the Fund’s most recent fiscal year end, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Small Cap Fund	Mid Cap Fund
Undistributed ordinary income	$1,057,816	$292,697
Undistributed long-term capital gains	—	164,387
Accumulated capital and other losses	(40,744,046)	—
Unrealized appreciation on investments	25,414,226	17,934,434
Total accumulated earnings (deficit)	$(14,272,004)	$18,391,518

The difference between book basis and tax basis of unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales.

As of March 31, 2021, the Small Cap Fund had short-term and long-term capital loss carryforwards of $13,339,910 and $27,404,136, respectively. These capital loss carryforwards, which do not expire, may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

NOTE 7. SECTOR RISK

If a Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s NAV per share. For instance, economic or market factors, regulatory changes or other developments may negatively impact all companies in a particular sector, and therefore the value of the Fund’s portfolio will be adversely affected. As of September 30, 2021, the Small Cap Fund had 25.45% of the value of its net assets invested in stocks within the Financials sector.

NOTE 8. COMMITMENTS AND CONTINGENCIES

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Funds. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

NOTE 9. SUBSEQUENT EVENTS

Management of the Funds has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

Liquidity Risk Management Program (Unaudited)

The Funds have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 (the “Liquidity Rule”) under the 1940 Act. The Program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration, among other factors, the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long- term cash flow projections; and its cash holdings and access to other funding sources. The Board approved the appointment of the Liquidity Administrator Committee, comprising certain Trust officers and employees of the Adviser (the “Committee”). The Committee maintains Program oversight and reports to the Board on at least an annual basis regarding the Program’s operational effectiveness through a written report (the “Report”). The Committee most recently reported to the Board on August 17, 2021, outlining the operation of the Program and the adequacy and effectiveness of the Program’s implementation. The report covered the period from June 1, 2020 through May 31, 2021. During the review period, the Funds did not experience unusual stress or disruption to its operations related to purchase and redemption activity. Also, during the review period the Funds held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. The Report concluded that the Program is reasonably designed to prevent violation of the Liquidity Rule and has been effectively implemented.

Summary of Fund Expenses (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Each Fund’s example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2021 through September 30, 2021.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table below is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds. In addition, if transaction costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid	Annualized
	April 1,	September	During	Expense
	2021	30, 2021	Period(a)	Ratio
DEAN SMALL CAP VALUE FUND
Actual	$1,000.00	$1,022.40	$5.83	1.15%
Hypothetical(b)	$1,000.00	$1,019.30	$5.82	1.15%
DEAN MID CAP VALUE FUND
Actual	$1,000.00	$1,032.80	$4.33	0.85%
Hypothetical(b)	$1,000.00	$1,020.81	$4.31	0.85%

(a)	Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

(b)	Hypothetical assumes 5% annual return before expenses.

Privacy Notice

Rev: March 2021

FACTS	WHAT DO THE DEAN FUNDS (the “FUNDS”) DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

■     Social Security number

■     account balances and account transactions

■     transaction or loss history and purchase history

■     checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Funds choose to share; and whether you can limit this sharing.

Reasons we can share your personal information	Do the Funds share?
For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes
For our marketing purposes— to offer our products and services to you	No
For joint marketing with other financial companies	No
For our affiliates’ everyday business purposes— information about your transactions and experiences	No
For our affiliates’ everyday business purposes— information about your creditworthiness	No
For nonaffiliates to market to you	No

Questions?	Call (888) 899-8343

Who we are
Who is providing this notice?	Dean Funds Ultimus Fund Distributors, LLC (Distributor) Ultimus Fund Solutions, LLC (Administrator)
What we do
How do the Funds protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.
How do the Funds collect my personal information?

We collect your personal information, for example, when you

■      open an account or deposit money

■      buy securities from us or sell securities to us

■      make deposits or withdrawals from your account

■      give us your account information

■      make a wire transfer

■      tell us who receives the money

■      tell us where to send the money

■      show your government-issued ID

■      show your driver’s license

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■      sharing for affiliates’ everyday business purposes —information about your creditworthiness

■      affiliates from using your information to market to you

■      sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

■      Dean Investment Associates, LLC, the investment adviser to the Funds, could be deemed to be an affiliate.

Nonaffiliates

Companies not related by common ownership or control. They can be financial and nonfinancial companies.

■      The Dean Funds do not share your personal information with nonaffiliates so they can market to you

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ The Dean Funds do not jointly market.

PROXY VOTING

A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how each Fund voted those proxies during the most recent twelve month period ended June 30, are available (1) without charge upon request by calling the Funds at (888) 899-8343 and (2) in Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES	INDEPENDENT REGISTERED
Kenneth G.Y. Grant, Chairman	PUBLIC
David R. Carson	ACCOUNTING FIRM
Daniel J. Condon	Cohen & Company, Ltd.
Gary E. Hippenstiel	151 N Franklin Street, Suite 575
Stephen A. Little	Chicago, IL 60606
Ronald C. Tritschler

OFFICERS	LEGAL COUNSEL
Martin R. Dean, President	Thompson Hine LLP
Gweneth K. Gosselink,	312 Walnut Street, 20th Floor
Chief Compliance Officer	Cincinnati, OH 45202
Zachary P. Richmond,
Treasurer and Chief Financial Officer
Lynn E. Wood, Assistant Chief
Compliance Officer

INVESTMENT ADVISER	CUSTODIAN
Dean Investment Associates LLC	Huntington National Bank
3500 Pentagon Blvd., Suite 200	41 South High Street
Beavercreek, Ohio. 45431	Columbus, OH 43215

DISTRIBUTOR	ADMINISTRATOR, TRANSFER
Ultimus Fund Distributors, LLC	AGENT AND FUND ACCOUNTANT
225 Pictoria Drive, Suite 450	Ultimus Fund Solutions, LLC
Cincinnati, OH 45246	225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Funds’ prospectus which contains information about the Funds’ management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Ultimus Fund Distributors, LLC

Member FINRA/SIPC

Dean-SAR-21

(b) Not applicable

Item 2. Code of Ethics. NOT APPLICABLE – disclosed with annual report

Item 3. Audit Committee Financial Expert. NOT APPLICABLE- disclosed with annual report

Item 4. Principal Accountant Fees and Services. NOT APPLICABLE – disclosed with annual report

Item 5. Audit Committee of Listed Companies. NOT APPLICABLE – applies to listed companies only

Item 6. Schedule of Investments. Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 8. Portfolio Managers of Closed-End Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. NOT APPLICABLE – applies to closed-end funds only

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)       Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Investment Companies.

Not Applicable.

Item 13. Exhibits.

(a)(1) Not Applicable – filed with annual report

(a)(2)	Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2under the Investment Company Act of 1940 are filed herewith.

(a)(3) Not Applicable – there were no written solicitations to purchase securities under Rule 23c-1 during the period

(b)	Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Unified Series Trust

By /s/ Martin R. Dean

Martin R. Dean, President

Date 12/3/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Martin R. Dean

Martin R. Dean, President

Date 12/3/2021

By /s/ Zachary P. Richmond

Zachary P. Richmond, Treasurer

Date 12/3/2021